UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-6103

                              Investors Cash Trust
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  03/31
                          -----

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investors Cash Trust - Treasury Portfolio
Investment Portfolio as of June 30, 2005 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Principal
                                                                                                        Amount ($)    Value ($)
                                                                                          -------------------------------------

US Government Backed* 35.8%
US Treasury Bills:
2.827%, 7/15/2005                                                                            25,000,000             24,974,858
2.91%, 9/1/2005                                                                               2,500,000              2,487,471
2.985%, 9/8/2005                                                                              2,000,000              1,988,557
3.09%, 11/10/2005                                                                               500,000                494,335
3.1%, 11/10/2005                                                                              2,000,000              1,977,267
                                                                                                                  ------------
Total US Government Backed (Cost $31,922,488)                                                                       31,922,488

Repurchase Agreements 64.2%
Bank of America Securities LLC, 2.70%, dated 6/30/2005,
to be repurchased at  $4,000,300 on 7/1/2005 (a)                                              4,000,000              4,000,000
BNP Paribas, 2.75%, dated 6/30/2005, to be repurchased at
$16,001,222 on 7/1/2005 (b)                                                                  16,000,000             16,000,000
Citigroup Global Markets, Inc., 3.25%, dated 6/23/2005, to be
repurchased at $8,043,333 on 8/22/2005 (c)                                                    8,000,000              8,000,000
Credit Suisse First Boston LLC, 2.95%, dated 6/30/2005, to be
repurchased at $18,001,475 on 7/1/2005 (d)                                                   18,000,000             18,000,000
Goldman Sachs Co., Inc., 2.70%, dated 6/30/2005, to be
repurchased at $4,000,300 on 7/1/2005 (e)                                                     4,000,000              4,000,000
Morgan Stanley & Co., Inc., 2.89%, dated 6/30/2005, to be
repurchased at $4,000,321 on 7/1/2005 (f)                                                     4,000,000              4,000,000
State Street Bank and Trust Co., 2.65%, dated 6/30/2005, to be
repurchased at $3,220,237 on 7/1/2005 (g)                                                     3,220,000              3,220,000
                                                                                                                  ------------
Total Repurchase Agreements (Cost $57,220,000)                                                                      57,220,000


                                                                                                   % of
                                                                                                Net Assets         Value ($)
                                                                                                ----------         ---------

Total Investment Portfolio  (Cost $89,142,488)                                                    100.0             89,142,488
Other Assets and Liabilities, Net                                                                   0.0                -34,250
                                                                                                                  ------------
Net Assets                                                                                        100.0             89,108,238
                                                                                                                  ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $3,176,000 US Treasury Bond, 7.25%, maturing on 5/15/2016 with a value of $4,080,660.

(b) Collateralized by $12,988,000 US Treasury Inflation Index Bond, 3.5%, maturing on 1/15/2011 with a value of $16,321,244.

(c) Collateralized by $8,012,480 Government National Mortgage Association, with various coupon rates from 4.5-4.75%, with various maturity dates of 12/16/2028-7/20/2031 with a value of $8,160,000.

(d) Collateralized by $14,716,000 US Treasury Note, with various coupon rates from 3.13-11.25%, with various maturity dates of 1/31/2007-2/15/2015 with a value of $18,366,011.

(e) Collateralized by $3,836,000 US Treasury Note, 4.75%, maturing on 5/15/2014 with a value of $4,080,113.

(f) Collateralized by $2,839,000 US Treasury Bond, 7.88%, maturing on 2/15/2021 with a value of $4,081,142.

(g) Collateralized by $2,555,000 US Treasury Bond, 7.25%, maturing on 5/15/2016 with a value of $3,289,961.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Treasury Portfolio, a series of Investors
                                    Cash Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Treasury Portfolio, a series of Investors
                                    Cash Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005